Note 7 - Rent Obligation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
NOTE 7 – RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five years and expires January 2018. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $16,356 and $50,106 for the three and nine months ended September 30, 2016 and was $15,900 and $50,156 for the three and nine months ended September 30, 2015 respectively.

The Company’s rent obligation for the next three years is as follows:

2016	$9,500
2017	$39,000
2018	$3,600

NOTE 7 – RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five years and expires January 2018. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $66,345 and $64,753 for 2015 and 2014, respectively.

The Company’s rent obligation for the next three years are as follows:

2016	$38,000
2017	$39,000
2018	$3,000